Supplement to
Fidelity's Michigan Municipal Funds
February 28, 2002
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 22.

Douglas McGinley is manager of Spartan Michigan Municipal Income, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. McGinley has worked as an analyst and manager.

MIS/MIF-02-01 June 6, 2002
1.475738.110

Supplement to
Fidelity's Ohio Municipal Funds
February 28, 2002
Prospectus

The following information replaces the biographical information for George Fischer found in the "Fund Management" section on page 22.

Douglas McGinley is manager of Spartan Ohio Municipal Income, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. McGinley has worked as an analyst and manager.

OFS/OFR-02-01 June 6, 2002
1.475823.109

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 28, 2002
Prospectus

The following information replaces the biographical information for Christine Thompson found in the "Fund Management" section on page 22.

Mark Sommer is manager of Spartan Pennsylvania Municipal Income, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Sommer has worked as an analyst and manager.

PFR-02-02 June 6, 2002
1.479534.113